Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 81,373	€ 117,356
Total financial liabilities	191,246	161,226
Gross trade receivables | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	145	218
Total financial liabilities	772	320
Gross trade receivables | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,412	20,943
Gross trade receivables | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,232	13,943
Gross trade receivables | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,180	7,000
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	145	218
Total financial liabilities	772	320
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	19,578	20,943
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,322	13,943
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 10,256	€ 7,000